UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® GNMA Fund

April 30, 2015

1.800337.111

MOG-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 95.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.1%
1.885% 2/1/33 (d)	$ 67	$ 70
1.91% 12/1/34 (d)	102	106
1.91% 3/1/35 (d)	76	79
1.925% 9/1/33 (d)	883	927
1.93% 10/1/33 (d)	38	39
1.94% 7/1/35 (d)	37	39
2.045% 1/1/35 (d)	408	429
2.05% 3/1/35 (d)	9	9
2.105% 7/1/34 (d)	63	67
2.138% 3/1/36 (d)	333	355
2.215% 8/1/35 (d)	623	668
2.22% 5/1/35 (d)	631	677
2.232% 3/1/33 (d)	189	200
2.27% 6/1/47 (d)	281	301
2.274% 11/1/36 (d)	457	488
2.281% 7/1/36 (d)	209	222
2.421% 10/1/33 (d)	84	89
2.58% 7/1/34 (d)	949	1,018
2.608% 9/1/34 (d)	499	535
2.696% 8/1/35 (d)	1,254	1,345
5.5% 12/1/17 to 3/1/20	748	791
6.5% 10/1/17	58	61
7% 11/1/16 to 3/1/17	247	257
7.5% 10/1/15 to 4/1/17	15	16
8.5% 12/1/27	79	94
9.5% 9/1/30	14	17
10.25% 10/1/18	2	2
		8,901
Freddie Mac - 0.2%
1.825% 3/1/37 (d)	34	36
1.981% 12/1/35 (d)	492	519
2.055% 11/1/35 (d)	553	589
2.1% 7/1/35 (d)	299	319
2.165% 6/1/33 (d)	502	531
2.314% 10/1/35 (d)	266	282
2.346% 10/1/36 (d)	673	720
2.354% 12/1/35 (d)	3,547	3,792
2.36% 8/1/34 (d)	201	216
2.364% 4/1/36 (d)	480	514
2.375% 5/1/37 (d)	138	148
2.413% 6/1/33 (d)	1,421	1,518
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.461% 6/1/33 (d)	$ 1,488	$ 1,596
2.549% 3/1/35 (d)	2,214	2,373
2.723% 3/1/33 (d)	11	12
5.5% 7/1/24 to 1/1/25	1,415	1,595
8.5% 10/1/18 to 6/1/25	18	22
9% 7/1/18 to 3/1/20	1	1
9.5% 7/1/30	40	47
10% 7/1/16	2	2
12% 6/1/15	0*	0*
		14,832
Ginnie Mae - 95.6%
2.5% 2/20/41 to 3/20/43	71,230	70,703
3% 5/15/27 to 3/20/45	544,804	561,335
3% 5/1/45 (a)	379,300	390,060
3% 5/1/45 (a)	600	617
3% 5/1/45 (a)	57,000	58,617
3% 5/1/45 (a)	52,600	54,092
3.5% 9/15/26 to 4/20/45 (c)	1,166,385	1,235,395
3.5% 5/1/45 (a)	304,600	321,395
3.5% 5/1/45 (a)	135,200	142,655
3.5% 5/1/45 (a)	132,800	140,122
3.5% 5/1/45 (a)	62,900	66,368
3.7% 10/15/42	17,809	19,076
4% 2/20/33 to 1/15/45 (b)	973,917	1,050,479
4% 5/1/45 (a)	80,800	86,380
4% 5/1/45 (a)	79,700	85,204
4% 5/1/45 (a)	57,000	60,937
4% 5/1/45 (a)	9,000	9,622
4% 5/1/45 (a)	33,900	36,241
4.3% 8/20/61 (g)	10,337	10,997
4.5% 7/15/33 to 3/20/43	563,830	621,511
4.5% 5/1/45 (a)	16,600	18,008
4.649% 2/20/62 (g)	7,199	7,815
4.682% 2/20/62 (g)	9,194	9,971
4.875% 9/15/39 to 12/15/39	13,548	15,089
5% 8/15/18 to 4/15/41	382,443	431,213
5.35% 4/20/29 to 12/20/30	17,416	19,266
5.391% 11/20/59 (g)	44,641	47,141
5.5% 12/20/18 to 3/20/40	69,915	79,543
6% 8/15/17 to 3/15/39	26,314	30,315
6.45% 10/15/31 to 8/15/32	675	798
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6.5% 5/15/23 to 1/15/39	$ 31,886	$ 37,215
7% 12/20/16 to 9/20/34	28,726	33,834
7.25% 9/15/27	49	58
7.395% 6/20/25 to 11/20/27	822	946
7.5% 9/15/21 to 9/20/32	12,170	14,459
8% 8/15/18 to 9/15/31	3,247	3,864
8.5% 6/15/16 to 2/15/31	420	479
9% 9/15/19 to 5/15/30	307	353
9.5% 12/20/15 to 3/20/17	24	25
10.5% 10/15/15 to 10/15/18	34	35
		5,772,233
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,692,519)		5,795,966
Collateralized Mortgage Obligations - 14.3%

U.S. Government Agency - 14.3%
Fannie Mae:
floater Series 2008-76 Class EF, 0.6813% 9/25/23 (d)	1,586	1,591
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	3,282	3,720
sequential payer Series 2010-50 Class FA, 0.5313% 1/25/24 (d)	208	208
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (d)(e)	499	96
Series 339 Class 5, 5.5% 7/25/33 (e)	672	115
Series 343 Class 16, 5.5% 5/25/34 (e)	544	98
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.5315% 5/15/36 (d)	5,793	5,814
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,009	1,225
Series 40 Class K, 6.5% 8/17/24	364	412
sequential payer Series 2204 Class N, 7.5% 12/20/29	2,187	2,633
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	10,182	11,363
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5306% 5/20/31 (d)	$ 205	$ 206
Series 2002-41 Class HF, 0.5825% 6/16/32 (d)	225	226
Series 2007-37 Class TS, 6.5155% 6/16/37 (d)(e)(f)	2,802	447
Series 2008-51 Class FE, 0.9245% 6/16/38 (d)	604	613
Series 2008-57 Class AF, 0.7606% 7/20/38 (d)	2,162	2,188
Series 2010-130 Class KF, 0.8245% 10/16/40 (d)	4,340	4,403
Series 2010-H03 Class FA, 0.722% 3/20/60 (d)(g)	30,859	30,949
Series 2010-H17 Class FA, 0.502% 7/20/60 (d)(g)	17,009	16,936
Series 2010-H18 Class AF, 0.4713% 9/20/60 (d)(g)	19,848	19,732
Series 2010-H19 Class FG, 0.4713% 8/20/60 (d)(g)	24,256	24,116
Series 2010-H27 Series FA, 0.5527% 12/20/60 (d)(g)	6,772	6,754
Series 2011-H05 Class FA, 0.6727% 12/20/60 (d)(g)	11,899	11,925
Series 2011-H07 Class FA, 0.6727% 2/20/61 (d)(g)	4,969	4,979
Series 2011-H12 Class FA, 0.6627% 2/20/61 (d)(g)	27,814	27,860
Series 2011-H13 Class FA, 0.6727% 4/20/61 (d)(g)	10,632	10,654
Series 2011-H14:
Class FB, 0.6713% 5/20/61 (d)(g)	12,353	12,383
Class FC, 0.6713% 5/20/61 (d)(g)	11,306	11,332
Series 2011-H17 Class FA, 0.7013% 6/20/61 (d)(g)	15,744	15,792
Series 2011-H21 Class FA, 0.7713% 10/20/61 (d)(g)	17,292	17,395
Series 2012-48 Class FA, 0.5245% 4/16/42 (d)	1,309	1,317
Series 2012-76 Class GF 0.4745% 6/16/42 (d)	1,515	1,518
Series 2012-H01 Class FA, 0.8713% 11/20/61 (d)(g)	14,997	15,151
Series 2012-H03 Class FA, 0.8713% 1/20/62 (d)(g)	9,586	9,684
Series 2012-H06 Class FA, 0.8027% 1/20/62 (d)(g)	14,958	15,068
Series 2012-H07 Class FA, 0.8027% 3/20/62 (d)(g)	9,071	9,151
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H26, Class CA, 0.7013% 7/20/60 (d)(g)	$ 41,965	$ 42,171
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	3,759	4,315
Series 2002-50 Class PE, 6% 7/20/32	4,496	5,176
Series 2003-70 Class LE, 5% 7/20/32	7,604	7,773
Series 2004-19 Class DP, 5.5% 3/20/34	506	536
Series 2004-64 Class KE, 5.5% 12/20/33	5,139	5,349
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,279
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,927
Series 2006-50 Class JC, 5% 6/20/36	6,059	6,680
Series 2007-2 Class PC, 5.5% 6/20/35	14,902	15,739
Series 2010-117 Class E, 3% 10/20/39	10,076	10,347
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	5,501	815
Series 2011-52 Class PA, 4.25% 2/16/41	30,853	33,256
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,776	1,997
Series 2001-49 Class Z, 7% 10/16/31	935	1,107
Series 2002-18 Class ZB, 6% 3/20/32	1,759	2,023
Series 2002-24 Class SK, 7.7675% 4/16/32 (d)(e)(f)	1,123	285
Series 2002-29:
Class SK, 8.25% 5/20/32 (d)(f)	120	136
Class Z, 6.5% 5/16/32	2,508	2,951
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,646	1,933
Series 2002-42 Class ZA, 6% 6/20/32	1,164	1,340
Series 2002-43 Class Z, 6.5% 6/20/32	3,065	3,592
Series 2002-45 Class Z, 6% 6/20/32	679	782
Series 2003-75 Class ZA, 5.5% 9/20/33	4,218	4,648
Series 2004-24 Class ZM, 5% 4/20/34	9,711	10,995
Series 2004-46 Class BZ, 6% 6/20/34	5,044	5,827
Series 2004-61 Class Z, 5% 8/16/34	18,928	22,108
Series 2004-65 Class VE, 5.5% 7/20/15	151	152
Series 2004-86 Class G, 6% 10/20/34	6,273	7,807
Series 2005-26 Class ZA, 5.5% 1/20/35	16,886	19,773
Series 2005-28 Class AJ, 5.5% 4/20/35	11,921	12,835
Series 2005-47 Class ZY, 6% 6/20/35	7,205	8,938
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,224
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,986
Series 2006-2 Class Z, 5.5% 1/20/36	10,798	12,521
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer: - continued
Series 2008-17 Class BN, 5% 2/20/38	$ 9,154	$ 9,941
Series 2010-45 Class TB, 5% 4/16/40	84,323	95,252
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,990
Series 1999-40 Class SE, 8.7675% 11/16/29 (d)(e)(f)	534	35
Series 1999-43:
Class SJ, 7.8175% 11/16/29 (d)(e)(f)	2,694	363
Class UN, 7.8175% 11/16/29 (d)(e)	1,204	111
Series 1999-45 Class SC, 8.4175% 12/16/29 (d)(e)	1,072	53
Series 1999-46 Class SJ, 8.3675% 12/16/29 (d)(e)	1,044	167
Series 2000-35 Class SA, 7.7675% 12/16/26 (d)(e)(f)	2,349	518
Series 2000-36 Class S, 7.7675% 11/16/30 (d)(e)	1,849	392
Series 2000-8:
Class SA, 8.2675% 1/16/30 (d)(e)(f)	464	31
Class SB, 8.2675% 1/16/30 (d)(e)	1,797	292
Series 2001-3 Class S, 7.9175% 2/16/31 (d)(e)	339	71
Series 2001-36:
Class SB, 7.9175% 12/16/23 (d)(e)(f)	973	180
Class SP, 8.5675% 9/16/26 (d)(e)	686	114
Series 2001-38 Class SB, 7.3975% 8/16/31 (d)(e)(f)	573	99
Series 2001-41 Class SG, 8.5675% 9/16/31 (d)(e)	361	56
Series 2001-49:
Class SC, 7.4175% 12/16/25 (d)(e)(f)	1,284	222
Class SL, 7.4175% 5/16/30 (d)(e)(f)	1,584	304
Class SV, 8.0675% 12/16/28 (d)(e)(f)	763	65
Series 2001-50:
Class SD, 8.0195% 11/20/31 (d)(e)(f)	962	238
Class ST, 7.5175% 8/16/27 (d)(e)(f)	366	76
Class SV, 9.1175% 9/16/27 (d)(e)	1,733	281
Series 2001-65 Class SV, 7.9195% 2/20/29 (d)(e)(f)	2,195	554
Series 2002-21 Class SV, 7.9175% 3/16/32 (d)(e)(f)	2,967	702
Series 2002-5 Class SP, 7.2675% 1/16/32 (d)(e)(f)	617	125
Series 2003-23 Class S, 6.3675% 12/16/29 (d)(e)(f)	2,787	547
Series 2003-42 Class SH, 6.3695% 5/20/33 (d)(e)(f)	1,115	223
Series 2004-32 Class GS, 6.3175% 5/16/34 (d)(e)(f)	804	177
Series 2004-59 Class SC, 7.0175% 8/16/34 (d)(e)	4,734	1,094
Series 2004-73 Class AL, 7.0175% 8/17/34 (d)(e)(f)	1,701	373
Series 2005-13 Class SA, 6.6195% 2/20/35 (d)(e)(f)	10,443	1,740
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,219
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2005-82 Class NS, 6.1195% 7/20/34 (d)(e)	$ 10,689	$ 1,890
Series 2006-13 Class DS, 10.8292% 3/20/36 (d)(f)	10,751	13,596
Series 2007-35 Class SC, 39.153% 6/16/37 (d)(f)	3,261	6,591
Series 2008-15 Class CI, 6.3095% 2/20/38 (d)(e)	4,907	764
Series 2008-88 Class BZ, 5.5% 5/20/33	23,390	25,866
Series 2009-13 Class E, 4.5% 3/16/39	8,341	8,894
Series 2009-42 Class AY, 5% 6/16/37	5,579	6,134
Series 2010-14 Class SN, 5.7755% 2/16/40 (d)(e)(f)	6,902	1,240
Series 2010-167 Class KW, 5% 9/20/36	3,949	3,993
Series 2010-H10 Class FA, 0.502% 5/20/60 (d)(g)	11,760	11,706
Series 2010-H12 Class PT, 5.47% 11/20/59 (g)	9,471	9,954
Series 2011-52 Class HI, 7% 4/16/41 (e)	1,169	299
Series 2012-64 Class KB, 4.8395% 5/20/41 (d)	3,206	3,607
Series 2012-76 Class GS, 6.5255% 6/16/42 (d)(e)(f)	4,599	653
Series 2013-116 Class PT, 3.5% 8/16/43	32,286	34,106
Series 2013-124:
Class ES, 8.432% 4/20/39 (d)(f)	10,596	12,261
Class ST, 8.5653% 8/20/39 (d)(f)	19,904	22,877
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $833,302)		862,413
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (d)(e)	8,108	54
Series 2001-12 Class X, 0.643% 7/16/40 (d)(e)	1,358	1
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.6265% 9/16/42 (d)(e)	13,679	300
Series 2002-62 Class IO, 1.0135% 8/16/42 (d)(e)	2,970	72
Series 2002-85 Class X, 0.6097% 3/16/42 (d)(e)	3,824	70
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,684)		497
Cash Equivalents - 13.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.1%, dated 4/30/15 due 5/1/15 (Collateralized by U.S. Treasury Obligations) #	$ 81,270	$ 81,270
0.11%, dated 4/30/15 due 5/1/15 (Collateralized by U.S. Government Obligations) #	757,043	757,043
TOTAL CASH EQUIVALENTS (Cost $838,313)		838,313
TOTAL INVESTMENT PORTFOLIO - 124.1% (Cost $7,375,818)		7,497,189
NET OTHER ASSETS (LIABILITIES) - (24.1)%		(1,457,509)
NET ASSETS - 100%		$ 6,039,680
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
5% 5/1/45	$ (7,300)	(8,129)
Ginnie Mae
3% 5/1/45	(4,700)	(4,833)
3.5% 5/1/45	(114,000)	(120,286)
3.5% 5/1/45	(45,500)	(48,009)
TOTAL GINNIE MAE		(173,128)
TOTAL TBA SALE COMMITMENTS (Proceeds $180,992)		$ (181,257)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2017	$ 73,100	3-month LIBOR	1.25%	$ (339)	$ 0	$ (339)
CME	Jun. 2020	142,600	3-month LIBOR	2.25%	(1,518)	0	(1,518)
CME	Jun. 2025	124,200	3-month LIBOR	2.75%	(1,441)	0	(1,441)
CME	Jun. 2045	36,300	3-month LIBOR	3.25%	(561)	0	(561)
TOTAL INTEREST RATE SWAPS					$ (3,859)	$ 0	$ (3,859)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $11,145,000.

(c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $708,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$81,270,000 due 5/01/15 at 0.10%
Barclays Capital, Inc.	$ 22,696
J.P. Morgan Securities, Inc.	42,668
Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,906
$ 81,270
$757,043,000 due 5/01/15 at 0.11%
Commerz Markets LLC	$ 757,043
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $7,376,210,000. Net unrealized appreciation aggregated $120,979,000, of which $146,420,000 related to appreciated investment securities and $25,441,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement Fund 2016SM

April 30, 2015

1.858578.107

RW16-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 5.1%
	Shares	Value
Domestic Equity Funds - 5.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	2,328	$ 46,465
Fidelity Blue Chip Growth Fund (b)	604	43,238
Fidelity Equity-Income Fund (b)	1,128	65,825
Fidelity Large Cap Stock Fund (b)	1,697	49,691
Fidelity Series 100 Index Fund (b)	3,198	43,238
Fidelity Series Broad Market Opportunities Fund (b)	4,832	76,150
Fidelity Series Small Cap Opportunities Fund (b)	479	6,453
TOTAL EQUITY FUNDS (Cost $221,457)		331,060
Fixed-Income Funds - 3.4%

Investment Grade Fixed-Income Funds - 3.4%
Fidelity Government Income Fund (b)	4,087	43,238
Fidelity Strategic Real Return Fund (b)	4,725	43,238
Fidelity Total Bond Fund (b)	11,973	129,068
TOTAL FIXED-INCOME FUNDS (Cost $191,841)		215,544
Short-Term Funds - 91.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	4,515,459	$ 4,515,459
Fidelity Short-Term Bond Fund (b)	161,598	1,391,358
TOTAL SHORT-TERM FUNDS (Cost $5,861,729)		5,906,817
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,275,027)		6,453,421
NET OTHER ASSETS (LIABILITIES) - 0.0%		(401)
NET ASSETS - 100%		$ 6,453,020
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 53,884	$ 24,253	$ 29,780	$ -	$ 46,465
Fidelity Blue Chip Growth Fund	50,639	20,515	30,589	53	43,238
Fidelity Equity-Income Fund	78,226	32,558	43,064	1,320	65,825
Fidelity Government Income Fund	115,657	20,731	94,672	706	43,238
Fidelity Institutional Money Market Portfolio Institutional Class	2,636,597	2,626,784	747,922	2,210	4,515,459
Fidelity Large Cap Stock Fund	58,923	21,951	34,028	262	49,691
Fidelity Series 100 Index Fund	51,470	18,348	29,447	755	43,238
Fidelity Series Broad Market Opportunities Fund	88,756	35,455	50,486	280	76,150
Fidelity Series Small Cap Opportunities Fund	7,476	3,277	4,481	21	6,453
Fidelity Short-Term Bond Fund	1,391,877	692,901	696,218	9,091	1,391,358
Fidelity Strategic Real Return Fund	114,414	20,837	88,614	792	43,238
Fidelity Total Bond Fund	346,685	64,105	283,743	3,958	129,068
Total	$ 4,994,604	$ 3,581,715	$ 2,133,044	$ 19,448	$ 6,453,421
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $6,285,018. Net unrealized appreciation aggregated $168,403, of which $169,566 related to appreciated investment securities and $1,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

April 30, 2015

1.858580.107

RW18-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 13.2%
	Shares	Value
Domestic Equity Funds - 13.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	5,910	$ 117,969
Fidelity Blue Chip Growth Fund (b)	1,524	109,041
Fidelity Equity-Income Fund (b)	2,884	168,345
Fidelity Large Cap Stock Fund (b)	4,312	126,259
Fidelity Series 100 Index Fund (b)	8,065	109,041
Fidelity Series Broad Market Opportunities Fund (b)	12,260	193,214
Fidelity Series Small Cap Opportunities Fund (b)	1,230	16,579
TOTAL EQUITY FUNDS (Cost $583,355)		840,448
Fixed-Income Funds - 25.9%

Investment Grade Fixed-Income Funds - 25.9%
Fidelity Government Income Fund (b)	31,281	330,950
Fidelity Strategic Real Return Fund (b)	36,169	330,950
Fidelity Total Bond Fund (b)	92,160	993,488
TOTAL FIXED-INCOME FUNDS (Cost $1,616,532)		1,655,388
Short-Term Funds - 60.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	2,374,681	$ 2,374,681
Fidelity Short-Term Bond Fund (b)	174,933	1,506,177
TOTAL SHORT-TERM FUNDS (Cost $3,869,375)		3,880,858
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,069,262)		6,376,694
NET OTHER ASSETS (LIABILITIES) - 0.0%		(844)
NET ASSETS - 100%		$ 6,375,850
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 169,791	$ 37,533	$ 83,833	$ -	$ 117,969
Fidelity Blue Chip Growth Fund	159,132	24,454	84,415	176	109,041
Fidelity Equity-Income Fund	246,066	44,070	114,365	4,433	168,345
Fidelity Government Income Fund	506,949	53,192	238,215	4,552	330,950
Fidelity Institutional Money Market Portfolio Institutional Class	2,605,957	1,517,673	1,748,949	2,001	2,374,681
Fidelity Large Cap Stock Fund	185,321	24,452	92,798	911	126,259
Fidelity Series 100 Index Fund	161,744	18,601	80,581	2,534	109,041
Fidelity Series Broad Market Opportunities Fund	280,568	43,013	138,886	951	193,214
Fidelity Series Small Cap Opportunities Fund	23,652	5,028	12,946	67	16,579
Fidelity Short-Term Bond Fund	839,804	1,319,430	658,243	6,715	1,506,177
Fidelity Strategic Real Return Fund	501,479	53,908	204,652	4,942	330,950
Fidelity Total Bond Fund	1,519,533	172,354	710,786	25,898	993,488
Total	$ 7,199,996	$ 3,313,708	$ 4,168,669	$ 53,180	$ 6,376,694
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $6,101,598. Net unrealized appreciation aggregated $275,096, of which $293,060 related to appreciated investment securities and $17,964 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

April 30, 2015

1.858583.107

RW20-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.1%
	Shares	Value
Domestic Equity Funds - 21.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,941	$ 278,268
Fidelity Blue Chip Growth Fund (b)	3,622	259,108
Fidelity Equity-Income Fund (b)	6,814	397,786
Fidelity Large Cap Stock Fund (b)	10,189	298,340
Fidelity Series 100 Index Fund (b)	19,165	259,108
Fidelity Series Broad Market Opportunities Fund (b)	29,061	458,002
Fidelity Series Small Cap Opportunities Fund (b)	2,978	40,144
TOTAL DOMESTIC EQUITY FUNDS		1,990,756
International Equity Funds - 1.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	2,910	120,431
TOTAL EQUITY FUNDS (Cost $1,400,451)		2,111,187
Fixed-Income Funds - 41.8%

Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund (b)	72,005	761,815
Fidelity Strategic Real Return Fund (b)	83,259	761,815
Fidelity Total Bond Fund (b)	212,093	2,286,357
TOTAL FIXED-INCOME FUNDS (Cost $3,747,741)		3,809,987
Short-Term Funds - 35.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	1,601,181	$ 1,601,181
Fidelity Short-Term Bond Fund (b)	185,968	1,601,181
TOTAL SHORT-TERM FUNDS (Cost $3,184,200)		3,202,362
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,332,392)		9,123,536
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,136)
NET ASSETS - 100%		$ 9,122,400
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 185,587	$ 45,064	$ 115,522	$ 1,199	$ 120,431
Fidelity Advisor Mid Cap II Fund Institutional Class	287,033	118,605	115,734	-	278,268
Fidelity Blue Chip Growth Fund	270,231	78,770	110,637	325	259,108
Fidelity Equity-Income Fund	417,164	146,441	149,481	9,331	397,786
Fidelity Government Income Fund	724,255	226,611	204,091	8,225	761,815
Fidelity Institutional Money Market Portfolio Institutional Class	1,367,711	565,881	332,412	1,127	1,601,181
Fidelity Large Cap Stock Fund	314,227	93,603	128,673	1,814	298,340
Fidelity Series 100 Index Fund	274,642	78,319	111,414	5,307	259,108
Fidelity Series Broad Market Opportunities Fund	476,090	150,371	184,791	1,962	458,002
Fidelity Series Small Cap Opportunities Fund	39,701	16,984	18,621	132	40,144
Fidelity Short-Term Bond Fund	1,365,451	565,346	332,926	10,060	1,601,181
Fidelity Strategic Real Return Fund	716,433	258,859	181,160	8,753	761,815
Fidelity Total Bond Fund	2,170,920	686,096	591,970	47,245	2,286,357
Total	$ 8,609,445	$ 3,030,950	$ 2,577,432	$ 95,480	$ 9,123,536
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $8,379,914. Net unrealized appreciation aggregated $743,622, of which $780,435 related to appreciated investment securities and $36,813 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

April 30, 2015

1.858586.107

RW22-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 31.4%
	Shares	Value
Domestic Equity Funds - 28.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	30,674	$ 612,252
Fidelity Blue Chip Growth Fund (b)	7,939	567,974
Fidelity Equity-Income Fund (b)	14,986	874,864
Fidelity Large Cap Stock Fund (b)	22,370	655,003
Fidelity Series 100 Index Fund (b)	42,010	567,974
Fidelity Series Broad Market Opportunities Fund (b)	63,746	1,004,643
Fidelity Series Small Cap Opportunities Fund (b)	6,456	87,028
TOTAL DOMESTIC EQUITY FUNDS		4,369,738
International Equity Funds - 2.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	10,257	424,454
TOTAL EQUITY FUNDS (Cost $4,132,211)		4,794,192
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 1.3%
Fidelity Capital & Income Fund (b)	9,781	97,716
Fidelity Strategic Income Fund (b)	8,990	97,716
TOTAL HIGH YIELD FIXED-INCOME FUNDS		195,432

	Shares	Value
Investment Grade Fixed-Income Funds - 39.4%
Fidelity Government Income Fund (b)	113,717	$ 1,203,128
Fidelity Strategic Real Return Fund (b)	131,489	1,203,129
Fidelity Total Bond Fund (b)	334,822	3,609,385
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		6,015,642
TOTAL FIXED-INCOME FUNDS (Cost $6,182,344)		6,211,074
Short-Term Funds - 27.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	2,131,431	2,131,431
Fidelity Short-Term Bond Fund (b)	247,553	2,131,431
TOTAL SHORT-TERM FUNDS (Cost $4,255,185)		4,262,862
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,569,740)	15,268,128
NET OTHER ASSETS (LIABILITIES) - 0.0%	(471)
NET ASSETS - 100%	$ 15,267,657
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 328,196	$ 203,323	$ 126,565	$ 2,302	$ 424,454
Fidelity Advisor Mid Cap II Fund Institutional Class	449,169	359,861	178,860	-	612,252
Fidelity Blue Chip Growth Fund	422,046	281,218	173,059	537	567,974
Fidelity Capital & Income Fund	112,819	66,885	81,913	3,540	97,716
Fidelity Equity-Income Fund	651,661	486,823	230,411	17,638	874,864
Fidelity Government Income Fund	813,681	590,540	220,897	10,795	1,203,128
Fidelity Institutional Money Market Portfolio Institutional Class	1,372,691	1,086,884	328,144	1,348	2,131,431
Fidelity Large Cap Stock Fund	490,589	332,525	202,802	3,063	655,003
Fidelity Series 100 Index Fund	428,462	285,399	174,786	8,826	567,974
Fidelity Series Broad Market Opportunities Fund	743,479	514,707	284,136	3,290	1,004,643
Fidelity Series Small Cap Opportunities Fund	62,187	50,019	29,052	220	87,028
Fidelity Short-Term Bond Fund	1,370,467	1,082,712	326,824	11,882	2,131,431
Fidelity Strategic Income Fund	113,757	65,470	78,836	3,131	97,716
Fidelity Strategic Real Return Fund	805,291	615,932	181,416	10,176	1,203,129
Fidelity Total Bond Fund	2,439,971	1,763,252	626,371	62,385	3,609,385
Total	$ 10,604,466	$ 7,785,550	$ 3,244,072	$ 139,133	$ 15,268,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $14,602,979. Net unrealized appreciation aggregated $665,149, of which $737,225 related to appreciated investment securities and $72,076 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

April 30, 2015

1.858588.107

RW24-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.0%
	Shares	Value
Domestic Equity Funds - 34.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	22,018	$ 439,487
Fidelity Blue Chip Growth Fund (b)	5,707	408,292
Fidelity Equity-Income Fund (b)	10,750	627,576
Fidelity Large Cap Stock Fund (b)	16,075	470,682
Fidelity Series 100 Index Fund (b)	30,199	408,292
Fidelity Series Broad Market Opportunities Fund (b)	45,817	722,080
Fidelity Series Small Cap Opportunities Fund (b)	4,628	62,391
TOTAL DOMESTIC EQUITY FUNDS		3,138,800
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,270	342,231
TOTAL EQUITY FUNDS (Cost $2,985,813)		3,481,031
Fixed-Income Funds - 39.0%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund (b)	12,399	123,864
Fidelity Strategic Income Fund (b)	11,395	123,864
TOTAL HIGH YIELD FIXED-INCOME FUNDS		247,728

	Shares	Value
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund (b)	63,046	$ 667,029
Fidelity Strategic Real Return Fund (b)	72,899	667,029
Fidelity Total Bond Fund (b)	185,374	1,998,332
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,332,390
TOTAL FIXED-INCOME FUNDS (Cost $3,556,112)		3,580,118
Short-Term Funds - 23.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	1,056,971	1,056,971
Fidelity Short-Term Bond Fund (b)	122,761	1,056,971
TOTAL SHORT-TERM FUNDS (Cost $2,109,721)		2,113,942
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,651,646)		9,175,091
NET OTHER ASSETS (LIABILITIES) - 0.0%		(297)
NET ASSETS - 100%		$ 9,174,794
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 297,865	$ 121,499	$ 89,732	$ 2,101	$ 342,231
Fidelity Advisor Mid Cap II Fund Institutional Class	364,312	210,661	117,770	-	439,487
Fidelity Blue Chip Growth Fund	342,422	152,167	112,431	455	408,292
Fidelity Capital & Income Fund	111,626	46,098	33,325	3,543	123,864
Fidelity Equity-Income Fund	528,460	270,234	146,164	13,385	627,576
Fidelity Government Income Fund	530,848	258,819	133,936	6,430	667,029
Fidelity Institutional Money Market Portfolio Institutional Class	804,815	428,910	176,754	707	1,056,971
Fidelity Large Cap Stock Fund	398,224	174,631	127,903	2,493	470,682
Fidelity Series 100 Index Fund	347,848	146,570	109,133	7,367	408,292
Fidelity Series Broad Market Opportunities Fund	603,649	277,828	179,889	2,681	722,080
Fidelity Series Small Cap Opportunities Fund	50,493	28,922	19,495	183	62,391
Fidelity Short-Term Bond Fund	803,492	427,390	175,945	6,299	1,056,971
Fidelity Strategic Income Fund	112,565	46,450	32,231	3,127	123,864
Fidelity Strategic Real Return Fund	525,221	282,990	116,334	6,705	667,029
Fidelity Total Bond Fund	1,592,669	778,923	388,800	36,985	1,998,332
Total	$ 7,414,509	$ 3,652,092	$ 1,959,842	$ 92,461	$ 9,175,091
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $8,680,162. Net unrealized appreciation aggregated $494,929, of which $542,268 related to appreciated investment securities and $47,339 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

April 30, 2015

1.858590.107

RW26-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.0%
	Shares	Value
Domestic Equity Funds - 38.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	18,168	$ 362,624
Fidelity Blue Chip Growth Fund (b)	4,709	336,916
Fidelity Equity-Income Fund (b)	8,877	518,228
Fidelity Large Cap Stock Fund (b)	13,286	389,009
Fidelity Series 100 Index Fund (b)	24,920	336,916
Fidelity Series Broad Market Opportunities Fund (b)	37,819	596,030
Fidelity Series Small Cap Opportunities Fund (b)	3,864	52,093
TOTAL DOMESTIC EQUITY FUNDS		2,591,816
International Equity Funds - 4.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,619	315,267
TOTAL EQUITY FUNDS (Cost $2,523,562)		2,907,083
Fixed-Income Funds - 37.5%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund (b)	11,716	117,041
Fidelity Strategic Income Fund (b)	10,767	117,041
TOTAL HIGH YIELD FIXED-INCOME FUNDS		234,082

	Shares	Value
Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund (b)	43,547	$ 460,722
Fidelity Strategic Real Return Fund (b)	50,352	460,722
Fidelity Total Bond Fund (b)	128,090	1,380,812
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,302,256
TOTAL FIXED-INCOME FUNDS (Cost $2,524,817)		2,536,338
Short-Term Funds - 19.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	660,743	660,743
Fidelity Short-Term Bond Fund (b)	76,769	660,977
TOTAL SHORT-TERM FUNDS (Cost $1,319,080)		1,321,720
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,367,459)		6,765,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(331)
NET ASSETS - 100%		$ 6,764,810
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 210,994	$ 162,615	$ 74,070	$ 1,736	$ 315,267
Fidelity Advisor Mid Cap II Fund Institutional Class	232,405	225,241	84,547	-	362,624
Fidelity Blue Chip Growth Fund	218,622	174,049	77,985	307	336,916
Fidelity Capital & Income Fund	79,097	61,012	23,097	3,048	117,041
Fidelity Equity-Income Fund	337,591	304,461	105,092	10,271	518,228
Fidelity Government Income Fund	290,332	242,267	79,051	4,137	460,722
Fidelity Institutional Money Market Portfolio Institutional Class	403,677	347,451	90,385	422	660,743
Fidelity Large Cap Stock Fund	254,270	207,066	92,793	1,853	389,009
Fidelity Series 100 Index Fund	222,168	175,971	78,315	5,313	336,916
Fidelity Series Broad Market Opportunities Fund	384,827	322,979	129,155	1,973	596,030
Fidelity Series Small Cap Opportunities Fund	32,194	30,689	13,181	128	52,093
Fidelity Short-Term Bond Fund	403,012	347,151	90,586	3,727	660,977
Fidelity Strategic Income Fund	79,769	61,582	22,280	2,692	117,041
Fidelity Strategic Real Return Fund	287,224	253,495	65,915	3,968	460,722
Fidelity Total Bond Fund	869,392	722,273	221,796	23,954	1,380,812
Total	$ 4,305,574	$ 3,638,302	$ 1,248,248	$ 63,529	$ 6,765,141
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $6,389,834. Net unrealized appreciation aggregated $375,307, of which $408,175 related to appreciated investment securities and $32,868 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

April 30, 2015

1.858592.107

RW28-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.5%
	Shares	Value
Domestic Equity Funds - 41.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	75,653	$ 1,510,026
Fidelity Blue Chip Growth Fund (b)	19,600	1,402,167
Fidelity Equity-Income Fund (b)	36,906	2,154,550
Fidelity Large Cap Stock Fund (b)	55,256	1,617,885
Fidelity Series 100 Index Fund (b)	103,711	1,402,167
Fidelity Series Broad Market Opportunities Fund (b)	157,242	2,478,127
Fidelity Series Small Cap Opportunities Fund (b)	16,003	215,718
TOTAL DOMESTIC EQUITY FUNDS		10,780,640
International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	34,966	1,446,889
TOTAL EQUITY FUNDS (Cost $10,725,631)		12,227,529
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund (b)	52,403	523,511
Fidelity Strategic Income Fund (b)	48,161	523,511
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,047,022

	Shares	Value
Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund (b)	160,876	$ 1,702,068
Fidelity Strategic Real Return Fund (b)	186,018	1,702,068
Fidelity Total Bond Fund (b)	473,430	5,103,572
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		8,507,708
TOTAL FIXED-INCOME FUNDS (Cost $9,515,051)		9,554,730
Short-Term Funds - 17.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	2,262,409	2,262,409
Fidelity Short-Term Bond Fund (b)	262,765	2,262,409
TOTAL SHORT-TERM FUNDS (Cost $4,513,480)		4,524,818
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $24,754,162)		26,307,077
NET OTHER ASSETS (LIABILITIES) - 0.0%		(447)
NET ASSETS - 100%		$ 26,306,630
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,306,846	$ 435,692	$ 354,265	$ 9,771	$ 1,446,889
Fidelity Advisor Mid Cap II Fund Institutional Class	1,308,725	655,305	389,499	-	1,510,026
Fidelity Blue Chip Growth Fund	1,228,892	438,297	366,101	1,634	1,402,167
Fidelity Capital & Income Fund	474,251	159,367	107,284	15,498	523,511
Fidelity Equity-Income Fund	1,898,967	803,428	457,592	48,925	2,154,550
Fidelity Government Income Fund	1,475,362	548,139	353,878	17,785	1,702,068
Fidelity Institutional Money Market Portfolio Institutional Class	1,928,320	724,874	390,785	1,647	2,262,409
Fidelity Large Cap Stock Fund	1,430,243	507,269	413,643	9,451	1,617,885
Fidelity Series 100 Index Fund	1,247,581	412,943	344,286	27,023	1,402,167
Fidelity Series Broad Market Opportunities Fund	2,166,880	813,664	577,909	10,037	2,478,127
Fidelity Series Small Cap Opportunities Fund	182,716	84,892	61,710	671	215,718
Fidelity Short-Term Bond Fund	1,925,259	727,641	395,412	14,731	2,262,409
Fidelity Strategic Income Fund	478,222	161,400	103,021	13,687	523,511
Fidelity Strategic Real Return Fund	1,460,077	595,545	283,957	18,983	1,702,068
Fidelity Total Bond Fund	4,417,893	1,640,501	1,000,078	102,318	5,103,572
Total	$ 22,930,234	$ 8,708,957	$ 5,599,420	$ 292,161	$ 26,307,077
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $24,833,071. Net unrealized appreciation aggregated $1,474,006, of which $1,655,178 related to appreciated investment securities and $181,172 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

April 30, 2015

1.858594.107

RW30-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.1%
	Shares	Value
Domestic Equity Funds - 42.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	53,396	$ 1,065,789
Fidelity Blue Chip Growth Fund (b)	13,828	989,280
Fidelity Equity-Income Fund (b)	26,058	1,521,284
Fidelity Large Cap Stock Fund (b)	38,952	1,140,518
Fidelity Series 100 Index Fund (b)	73,172	989,280
Fidelity Series Broad Market Opportunities Fund (b)	110,979	1,749,032
Fidelity Series Small Cap Opportunities Fund (b)	11,351	153,018
TOTAL DOMESTIC EQUITY FUNDS		7,608,201
International Equity Funds - 6.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	27,089	1,120,946
TOTAL EQUITY FUNDS (Cost $7,430,842)		8,729,147
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (b)	38,827	387,883
Fidelity Strategic Income Fund (b)	35,684	387,883
TOTAL HIGH YIELD FIXED-INCOME FUNDS		775,766

	Shares	Value
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund (b)	103,427	$ 1,094,257
Fidelity Strategic Real Return Fund (b)	119,591	1,094,257
Fidelity Total Bond Fund (b)	304,689	3,284,549
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,473,063
TOTAL FIXED-INCOME FUNDS (Cost $6,177,904)		6,248,829
Short-Term Funds - 15.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	1,407,410	1,407,410
Fidelity Short-Term Bond Fund (b)	163,462	1,407,410
TOTAL SHORT-TERM FUNDS (Cost $2,806,425)		2,814,820
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,415,171)		17,792,796
NET OTHER ASSETS (LIABILITIES) - 0.0%		(372)
NET ASSETS - 100%		$ 17,792,424
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,026,963	$ 308,536	$ 258,824	$ 7,199	$ 1,120,946
Fidelity Advisor Mid Cap II Fund Institutional Class	939,878	416,805	247,957	-	1,065,789
Fidelity Blue Chip Growth Fund	883,698	285,701	248,435	1,099	989,280
Fidelity Capital & Income Fund	357,000	103,445	70,637	11,100	387,883
Fidelity Equity-Income Fund	1,364,041	538,038	318,583	33,523	1,521,284
Fidelity Government Income Fund	976,553	311,754	214,103	11,073	1,094,257
Fidelity Institutional Money Market Portfolio Institutional Class	1,227,131	421,381	241,102	996	1,407,410
Fidelity Large Cap Stock Fund	1,027,000	332,436	283,285	6,358	1,140,518
Fidelity Series 100 Index Fund	898,054	273,292	240,354	18,035	989,280
Fidelity Series Broad Market Opportunities Fund	1,556,146	530,425	389,135	6,776	1,749,032
Fidelity Series Small Cap Opportunities Fund	130,853	54,805	39,343	452	153,018
Fidelity Short-Term Bond Fund	1,225,107	417,812	238,481	8,895	1,407,410
Fidelity Strategic Income Fund	360,037	108,928	71,865	9,796	387,883
Fidelity Strategic Real Return Fund	966,081	346,505	175,246	11,522	1,094,257
Fidelity Total Bond Fund	2,927,151	935,789	606,214	63,659	3,284,549
Total	$ 15,865,693	$ 5,385,652	$ 3,643,564	$ 190,483	$ 17,792,796
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $16,456,672. Net unrealized appreciation aggregated $1,336,124, of which $1,415,146 related to appreciated investment securities and $79,022 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

April 30, 2015

1.858596.107

RW32-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	27,474	$ 548,384
Fidelity Blue Chip Growth Fund (b)	7,119	509,277
Fidelity Equity-Income Fund (b)	13,428	783,914
Fidelity Large Cap Stock Fund (b)	20,065	587,491
Fidelity Series 100 Index Fund (b)	37,668	509,277
Fidelity Series Broad Market Opportunities Fund (b)	57,185	901,234
Fidelity Series Small Cap Opportunities Fund (b)	5,802	78,214
TOTAL DOMESTIC EQUITY FUNDS		3,917,791
International Equity Funds - 7.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,207	629,264
TOTAL EQUITY FUNDS (Cost $3,656,547)		4,547,055
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund (b)	20,819	207,977
Fidelity Strategic Income Fund (b)	19,133	207,977
TOTAL HIGH YIELD FIXED-INCOME FUNDS		415,954

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund (b)	49,984	$ 528,831
Fidelity Strategic Real Return Fund (b)	57,796	528,831
Fidelity Total Bond Fund (b)	147,252	1,587,379
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,645,041
TOTAL FIXED-INCOME FUNDS (Cost $3,053,927)		3,060,995
Short-Term Funds - 14.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	639,929	639,929
Fidelity Short-Term Bond Fund (b)	74,324	639,929
TOTAL SHORT-TERM FUNDS (Cost $1,276,420)		1,279,858
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,986,894)		8,887,908
NET OTHER ASSETS (LIABILITIES) - 0.0%		(237)
NET ASSETS - 100%		$ 8,887,671
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 583,182	$ 192,823	$ 171,587	$ 4,121	$ 629,264
Fidelity Advisor Mid Cap II Fund Institutional Class	490,780	233,923	153,559	-	548,384
Fidelity Blue Chip Growth Fund	460,847	155,322	142,996	580	509,277
Fidelity Capital & Income Fund	193,429	63,413	47,828	5,991	207,977
Fidelity Equity-Income Fund	712,030	292,296	188,560	17,270	783,914
Fidelity Government Income Fund	482,104	169,335	132,307	5,439	528,831
Fidelity Institutional Money Market Portfolio Institutional Class	565,193	207,488	132,752	457	639,929
Fidelity Large Cap Stock Fund	536,114	182,284	164,629	3,343	587,491
Fidelity Series 100 Index Fund	468,251	148,740	138,238	9,882	509,277
Fidelity Series Broad Market Opportunities Fund	811,929	292,912	230,155	3,597	901,234
Fidelity Series Small Cap Opportunities Fund	68,015	31,317	24,636	240	78,214
Fidelity Short-Term Bond Fund	564,256	210,478	136,092	4,085	639,929
Fidelity Strategic Income Fund	195,065	65,423	47,366	5,289	207,977
Fidelity Strategic Real Return Fund	476,961	184,106	110,571	5,744	528,831
Fidelity Total Bond Fund	1,445,928	503,905	375,525	31,267	1,587,379
Total	$ 8,054,084	$ 2,933,765	$ 2,196,801	$ 97,305	$ 8,887,908
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $8,006,281. Net unrealized appreciation aggregated $881,627, of which $929,502 related to appreciated investment securities and $47,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

April 30, 2015

1.858598.107

RW34-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.9%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	29,725	$ 593,315
Fidelity Blue Chip Growth Fund (b)	7,702	551,002
Fidelity Equity-Income Fund (b)	14,528	848,130
Fidelity Large Cap Stock Fund (b)	21,709	635,627
Fidelity Series 100 Index Fund (b)	40,755	551,002
Fidelity Series Broad Market Opportunities Fund (b)	61,870	975,067
Fidelity Series Small Cap Opportunities Fund (b)	6,278	84,625
TOTAL DOMESTIC EQUITY FUNDS		4,238,768
International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	17,860	739,057
TOTAL EQUITY FUNDS (Cost $4,068,833)		4,977,825
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	23,248	232,248
Fidelity Strategic Income Fund (b)	21,366	232,248
TOTAL HIGH YIELD FIXED-INCOME FUNDS		464,496

	Shares	Value
Investment Grade Fixed-Income Funds - 28.8%
Fidelity Government Income Fund (b)	51,102	$ 540,659
Fidelity Strategic Real Return Fund (b)	59,088	540,659
Fidelity Total Bond Fund (b)	150,549	1,622,916
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,704,234
TOTAL FIXED-INCOME FUNDS (Cost $3,109,573)		3,168,730
Short-Term Funds - 13.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	628,105	628,105
Fidelity Short-Term Bond Fund (b)	72,951	628,105
TOTAL SHORT-TERM FUNDS (Cost $1,250,459)		1,256,210
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,428,865)	9,402,765
NET OTHER ASSETS (LIABILITIES) - 0.0%	(225)
NET ASSETS - 100%	$ 9,402,540
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 705,091	$ 167,270	$ 161,811	$ 5,165	$ 739,057
Fidelity Advisor Mid Cap II Fund Institutional Class	547,182	219,477	145,220	-	593,315
Fidelity Blue Chip Growth Fund	514,535	132,112	136,557	672	551,002
Fidelity Capital & Income Fund	222,186	53,778	42,352	7,126	232,248
Fidelity Equity-Income Fund	794,671	259,513	167,610	19,922	848,130
Fidelity Government Income Fund	506,842	132,464	109,702	5,905	540,659
Fidelity Institutional Money Market Portfolio Institutional Class	583,337	154,915	110,147	482	628,105
Fidelity Large Cap Stock Fund	598,743	151,198	151,468	3,862	635,627
Fidelity Series 100 Index Fund	522,911	124,850	130,879	11,311	551,002
Fidelity Series Broad Market Opportunities Fund	906,306	251,770	211,958	4,167	975,067
Fidelity Series Small Cap Opportunities Fund	76,048	28,914	24,275	280	84,625
Fidelity Short-Term Bond Fund	582,375	156,733	112,467	4,319	628,105
Fidelity Strategic Income Fund	224,086	54,988	40,648	6,294	232,248
Fidelity Strategic Real Return Fund	501,394	147,663	84,686	6,342	540,659
Fidelity Total Bond Fund	1,520,120	405,213	317,936	33,913	1,622,916
Total	$ 8,805,827	$ 2,440,858	$ 1,947,716	$ 109,760	$ 9,402,765
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $8,471,380. Net unrealized appreciation aggregated $931,385, of which $977,662 related to appreciated investment securities and $46,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

April 30, 2015

1.858600.107

RW36-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	33,888	$ 676,408
Fidelity Blue Chip Growth Fund (b)	8,779	628,018
Fidelity Equity-Income Fund (b)	16,542	965,696
Fidelity Large Cap Stock Fund (b)	24,754	724,798
Fidelity Series 100 Index Fund (b)	46,451	628,018
Fidelity Series Broad Market Opportunities Fund (b)	70,486	1,110,865
Fidelity Series Small Cap Opportunities Fund (b)	7,180	96,780
TOTAL DOMESTIC EQUITY FUNDS		4,830,583
International Equity Funds - 8.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	21,964	908,890
TOTAL EQUITY FUNDS (Cost $4,956,815)		5,739,473
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (b)	27,273	272,456
Fidelity Strategic Income Fund (b)	25,065	272,457
TOTAL HIGH YIELD FIXED-INCOME FUNDS		544,913

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund (b)	55,581	$ 588,043
Fidelity Strategic Real Return Fund (b)	64,267	588,043
Fidelity Total Bond Fund (b)	163,551	1,763,076
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,939,162
TOTAL FIXED-INCOME FUNDS (Cost $3,493,537)		3,484,075
Short-Term Funds - 12.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	648,005	648,005
Fidelity Short-Term Bond Fund (b)	75,262	648,005
TOTAL SHORT-TERM FUNDS (Cost $1,293,945)		1,296,010
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,744,297)		10,519,558
NET OTHER ASSETS (LIABILITIES) - 0.0%		(961)
NET ASSETS - 100%		$ 10,518,597
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 640,937	$ 357,480	$ 127,091	$ 5,137	$ 908,890
Fidelity Advisor Mid Cap II Fund Institutional Class	461,619	343,461	102,358	-	676,408
Fidelity Blue Chip Growth Fund	433,268	252,470	96,162	593	628,018
Fidelity Capital & Income Fund	192,744	107,604	27,077	7,030	272,456
Fidelity Equity-Income Fund	669,628	446,382	110,210	19,807	965,696
Fidelity Government Income Fund	411,552	242,630	75,729	5,388	588,043
Fidelity Institutional Money Market Portfolio Institutional Class	434,802	269,647	56,445	418	648,005
Fidelity Large Cap Stock Fund	504,538	291,570	107,120	3,559	724,798
Fidelity Series 100 Index Fund	440,371	246,465	89,020	10,461	628,018
Fidelity Series Broad Market Opportunities Fund	764,088	464,105	143,287	3,900	1,110,865
Fidelity Series Small Cap Opportunities Fund	64,339	45,365	16,940	251	96,780
Fidelity Short-Term Bond Fund	434,082	270,806	58,164	3,708	648,005
Fidelity Strategic Income Fund	194,393	110,207	26,797	6,206	272,457
Fidelity Strategic Real Return Fund	407,116	251,429	50,388	5,547	588,043
Fidelity Total Bond Fund	1,234,333	716,418	201,363	31,097	1,763,076
Total	$ 7,287,810	$ 4,416,039	$ 1,288,151	$ 103,102	$ 10,519,558
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $9,770,302. Net unrealized appreciation aggregated $749,256, of which $818,608 related to appreciated investment securities and $69,352 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

April 30, 2015

1.867270.107

RW38-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 46.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,863	$ 476,305
Fidelity Blue Chip Growth Fund (b)	6,179	442,075
Fidelity Equity-Income Fund (b)	11,652	680,228
Fidelity Large Cap Stock Fund (b)	17,436	510,535
Fidelity Series 100 Index Fund (b)	32,698	442,075
Fidelity Series Broad Market Opportunities Fund (b)	49,631	782,189
Fidelity Series Small Cap Opportunities Fund (b)	5,025	67,731
TOTAL DOMESTIC EQUITY FUNDS		3,401,138
International Equity Funds - 9.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,650	688,967
TOTAL EQUITY FUNDS (Cost $3,434,147)		4,090,105
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (b)	19,829	198,096
Fidelity Strategic Income Fund (b)	18,224	198,096
TOTAL HIGH YIELD FIXED-INCOME FUNDS		396,192

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (b)	37,998	$ 402,019
Fidelity Strategic Real Return Fund (b)	43,936	402,019
Fidelity Total Bond Fund (b)	111,744	1,204,600
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,008,638
TOTAL FIXED-INCOME FUNDS (Cost $2,354,013)		2,404,830
Short-Term Funds - 10.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	394,008	394,008
Fidelity Short-Term Bond Fund (b)	45,762	394,008
TOTAL SHORT-TERM FUNDS (Cost $784,485)		788,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,572,645)		7,282,951
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 7,282,741
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 627,406	$ 236,055	$ 198,794	$ 4,112	$ 688,967
Fidelity Advisor Mid Cap II Fund Institutional Class	420,758	224,220	148,248	-	476,305
Fidelity Blue Chip Growth Fund	395,403	159,008	139,400	518	442,075
Fidelity Capital & Income Fund	181,213	69,921	52,099	5,697	198,096
Fidelity Equity-Income Fund	611,104	280,118	181,282	14,914	680,228
Fidelity Government Income Fund	361,466	147,275	114,378	4,141	402,019
Fidelity Institutional Money Market Portfolio Institutional Class	344,380	146,122	96,495	280	394,008
Fidelity Large Cap Stock Fund	459,909	180,885	157,882	2,652	510,535
Fidelity Series 100 Index Fund	401,816	154,647	139,083	7,757	442,075
Fidelity Series Broad Market Opportunities Fund	696,988	287,659	223,815	2,928	782,189
Fidelity Series Small Cap Opportunities Fund	58,296	30,255	23,192	445	67,731
Fidelity Short-Term Bond Fund	343,829	146,788	97,563	2,503	394,008
Fidelity Strategic Income Fund	182,767	71,768	51,723	5,028	198,096
Fidelity Strategic Real Return Fund	357,572	158,413	97,541	4,290	402,019
Fidelity Total Bond Fund	1,084,131	442,214	332,502	23,753	1,204,600
Total	$ 6,527,038	$ 2,735,348	$ 2,053,997	$ 79,018	$ 7,282,951
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $6,598,407. Net unrealized appreciation aggregated $684,544, of which $717,412 related to appreciated investment securities and $32,868 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

April 30, 2015

1.867274.107

RW40-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	33,308	$ 664,831
Fidelity Blue Chip Growth Fund (b)	8,624	616,987
Fidelity Equity-Income Fund (b)	16,254	948,904
Fidelity Large Cap Stock Fund (b)	24,306	711,678
Fidelity Series 100 Index Fund (b)	45,635	616,987
Fidelity Series Broad Market Opportunities Fund (b)	69,254	1,091,438
Fidelity Series Small Cap Opportunities Fund (b)	7,025	94,691
TOTAL DOMESTIC EQUITY FUNDS		4,745,516
International Equity Funds - 10.4%
Fidelity Advisor International Discovery Fund Institutional Class (b)	24,907	1,030,637
TOTAL EQUITY FUNDS (Cost $4,957,128)		5,776,153
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	28,436	284,073
Fidelity Strategic Income Fund (b)	26,134	284,073
TOTAL HIGH YIELD FIXED-INCOME FUNDS		568,146

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (b)	50,403	$ 533,260
Fidelity Strategic Real Return Fund (b)	58,280	533,260
Fidelity Total Bond Fund (b)	148,218	1,597,784
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,664,304
TOTAL FIXED-INCOME FUNDS (Cost $3,220,065)		3,232,450
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	479,436	479,436
Fidelity Short-Term Bond Fund (b)	55,684	479,435
TOTAL SHORT-TERM FUNDS (Cost $957,224)		958,871
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,134,417)		9,967,474
NET OTHER ASSETS (LIABILITIES) - 0.0%		163
NET ASSETS - 100%		$ 9,967,637
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 911,830	$ 339,577	$ 260,917	$ 6,882	$ 1,030,637
Fidelity Advisor Mid Cap II Fund Institutional Class	570,769	303,870	179,398	-	664,831
Fidelity Blue Chip Growth Fund	536,330	207,114	168,523	715	616,987
Fidelity Capital & Income Fund	252,865	94,275	61,219	8,398	284,073
Fidelity Equity-Income Fund	827,975	379,533	214,465	21,859	948,904
Fidelity Government Income Fund	468,618	187,523	133,474	5,639	533,260
Fidelity Institutional Money Market Portfolio Institutional Class	390,387	179,542	90,494	347	479,436
Fidelity Large Cap Stock Fund	623,774	238,739	189,645	4,138	711,678
Fidelity Series 100 Index Fund	544,835	199,364	162,440	11,779	616,987
Fidelity Series Broad Market Opportunities Fund	944,688	383,034	266,249	4,389	1,091,438
Fidelity Series Small Cap Opportunities Fund	79,140	39,876	28,424	295	94,691
Fidelity Short-Term Bond Fund	389,755	181,150	92,609	3,093	479,435
Fidelity Strategic Income Fund	255,004	98,891	62,741	7,418	284,073
Fidelity Strategic Real Return Fund	463,668	195,627	103,816	6,011	533,260
Fidelity Total Bond Fund	1,404,609	550,904	372,723	32,424	1,597,784
Total	$ 8,664,247	$ 3,579,019	$ 2,387,137	$ 113,387	$ 9,967,474
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $9,165,914. Net unrealized appreciation aggregated $801,560, of which $857,672 related to appreciated investment securities and $56,112 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

April 30, 2015

1.867278.107

RW42-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.0%
	Shares	Value
Domestic Equity Funds - 48.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	128,863	$ 2,572,100
Fidelity Blue Chip Growth Fund (b)	33,370	2,387,301
Fidelity Equity-Income Fund (b)	62,986	3,677,123
Fidelity Large Cap Stock Fund (b)	94,156	2,756,899
Fidelity Series 100 Index Fund (b)	176,576	2,387,301
Fidelity Series Broad Market Opportunities Fund (b)	268,258	4,227,749
Fidelity Series Small Cap Opportunities Fund (b)	27,138	365,827
TOTAL DOMESTIC EQUITY FUNDS		18,374,300
International Equity Funds - 11.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	103,080	4,265,463
TOTAL EQUITY FUNDS (Cost $19,205,444)		22,639,763
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (b)	113,633	1,135,194
Fidelity Strategic Income Fund (b)	104,434	1,135,194
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,270,388

	Shares	Value
Investment Grade Fixed-Income Funds - 26.4%
Fidelity Government Income Fund (b)	188,214	$ 1,991,304
Fidelity Strategic Real Return Fund (b)	217,629	1,991,304
Fidelity Total Bond Fund (b)	553,816	5,970,141
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,952,749
TOTAL FIXED-INCOME FUNDS (Cost $12,080,296)		12,223,137
Short-Term Funds - 7.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.13% (a)(b)	1,425,592	1,425,592
Fidelity Short-Term Bond Fund (b)	165,574	1,425,592
TOTAL SHORT-TERM FUNDS (Cost $2,845,448)		2,851,184
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $34,131,188)		37,714,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		(675)
NET ASSETS - 100%		$ 37,713,409
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 3,905,472	$ 1,486,484	$ 1,296,466	$ 28,733	$ 4,265,463
Fidelity Advisor Mid Cap II Fund Institutional Class	2,287,329	1,238,186	836,496	-	2,572,100
Fidelity Blue Chip Growth Fund	2,149,768	861,104	799,574	2,840	2,387,301
Fidelity Capital & Income Fund	1,045,928	403,012	308,107	34,297	1,135,194
Fidelity Equity-Income Fund	3,320,092	1,526,923	1,005,309	84,245	3,677,123
Fidelity Government Income Fund	1,813,971	753,802	617,046	21,596	1,991,304
Fidelity Institutional Money Market Portfolio Institutional Class	1,118,632	608,763	301,802	1,019	1,425,592
Fidelity Large Cap Stock Fund	2,502,226	960,415	865,697	16,174	2,756,899
Fidelity Series 100 Index Fund	2,183,876	785,569	728,363	47,477	2,387,301
Fidelity Series Broad Market Opportunities Fund	3,788,904	1,581,146	1,268,056	17,655	4,227,749
Fidelity Series Small Cap Opportunities Fund	318,990	163,172	133,330	1,179	365,827
Fidelity Short-Term Bond Fund	1,116,794	614,215	308,631	9,101	1,425,592
Fidelity Strategic Income Fund	1,054,767	420,096	310,560	30,301	1,135,194
Fidelity Strategic Real Return Fund	1,794,805	771,729	489,344	22,977	1,991,304
Fidelity Total Bond Fund	5,433,737	2,269,584	1,790,666	124,043	5,970,141
Total	$ 33,835,291	$ 14,444,200	$ 11,059,447	$ 441,637	$ 37,714,084
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $34,214,892. Net unrealized appreciation aggregated $3,499,192, of which $3,689,857 related to appreciated investment securities and $190,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015